Provisions - Payment protection insurance (Details) policy in Millions, complaint in Millions, $ in Millions	12 Months Ended			228 Months Ended
	Dec. 31, 2018 USD ($) complaint policy	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 USD ($) complaint policy	Jan. 01, 2018 USD ($)	[1]
Disclosure of other provisions [line items]
Other provisions	$ 2,920	$ 4,011	$ 4,773	$ 2,920	$ 4,295
Additions		2,220
Amounts utilised		1,882
Net insurance premium income	10,659	9,779	$ 9,951
Insurance Provision
Disclosure of other provisions [line items]
Other provisions	555	$ 1,174		$ 555
Net change in expected credit loss provision and other movements	$ 79
Liability calculation, annual basis spread on simple interest rate	8.00%
Payment Protection Insurance
Disclosure of other provisions [line items]
Number of policies sold | policy				5.4
Net insurance premium income				$ 3,300
Gross written premiums				$ 4,400
Number of complaints expected to be received | complaint	2.3			2.3
Complaints expected to be received as a percent of policies sold	42.00%			42.00%
Number of policies expected to make contact | policy	2.6			2.6
Policies expected to make contact, as a percent of principal	49.00%			49.00%

[1]	Balances at 1 January 2018 have been prepared in accordance with accounting policies referred to on page 263. 31 December 2017 balances have not been re-presented. Information regarding the effects of adoption of IFRS 9 can be found in Note 37.